Acquisitions and divestitures - Vale Moambique (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Other financial items		$ 65
Total recycling from OCI		215	$ 1,912	$ 135
Impairment reversal (impairment) of non-current assets gross		1,111	(211)	(1,083)
Equity results and other results in associates and joint ventures		150		135
Equity results and other results in associates and joint ventures, Gross		(2)	(75)	161
Equity results and other results in associates and joint ventures		150		135
Total recycling from OCI			2,336	135
Impairment reversal (impairment) of non-current assets, Net		522	(3,493)	(2,018)
Equity results and other results in associates and joint ventures, Net				161
Midwestern System [Member]
IfrsStatementLineItems [Line Items]
Other financial items		37	1,912
Total recycling from OCI		37
Impairment reversal (impairment) of non-current assets gross		1,121	(78)
Total recycling from OCI		3,287
California Steel Industries [Member]
IfrsStatementLineItems [Line Items]
Total recycling from OCI		150
Equity results and other results in associates and joint ventures		150
Equity results and other results in associates and joint ventures, Gross		142
Other financial items, net		3,137	2,336
Companhia Siderurgica Do Pecem [Member]
IfrsStatementLineItems [Line Items]
Equity results and other results in associates and joint ventures, Gross	[1]	(135)
Manganese [Member]
IfrsStatementLineItems [Line Items]
Impairment reversal (impairment) of non-current assets gross		(10)	(35)	(76)
Other [Member]
IfrsStatementLineItems [Line Items]
Other financial items		28	9
Total recycling from OCI		28	9	19
Equity results and other results in associates and joint ventures				19
Equity results and other results in associates and joint ventures, Gross		(9)	(75)	(11)
Discontinued operations [member]
IfrsStatementLineItems [Line Items]
Other financial items		3,072	424
Total recycling from OCI		3,072	424
Impairment reversal (impairment) of non-current assets gross		$ (589)	(3,282)	(935)
Vale Nouvelle Caldonie S A S [Member]
IfrsStatementLineItems [Line Items]
Other financial items			1,132
Total recycling from OCI			1,132
Impairment reversal (impairment) of non-current assets gross			(98)
Vale Shipping [Member]
IfrsStatementLineItems [Line Items]
Other financial items			771
Total recycling from OCI			771
Vale Nouvelle Caledonie S A S [Member]
IfrsStatementLineItems [Line Items]
Impairment reversal (impairment) of non-current assets gross			(882)
V L I [Member]
IfrsStatementLineItems [Line Items]
Equity results and other results in associates and joint ventures, Gross				172
Biopalma [Member]
IfrsStatementLineItems [Line Items]
Impairment reversal (impairment) of non-current assets gross			$ (125)
Longyu [Member]
IfrsStatementLineItems [Line Items]
Total recycling from OCI				116
Equity results and other results in associates and joint ventures				$ 116

[1]	Includes impairment of the investment in the amount of US$111 and a provision for accounts receivable with CSP in the amount of US$24.